CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I

VISIONCHINA MEDIA INC.

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
BALANCE SHEETS
(Amounts in U.S. Dollars (“$”), except number of shares)

	December 31,
	2014	2015
ASSETS
Current Assets:
Cash and cash equivalents	$7,873	$690,095
Amounts due from subsidiaries	40,992,888	24,366,566
Prepaid expenses and other current assets	39,387	11,677

Total current assets	$41,040,148	$25,068,338

Non-current Assets:
Fixed assets, net	$4,644	$4,644
Intangible assets, net	6,806	5,422
Investments in subsidiaries	-	-

Total non-current assets	$11,450	$10,066

TOTAL ASSETS	$41,051,598	$25,078,404

LIABILITIES AND EQUITY
Current Liabilities:
Amounts due to subsidiaries	$50,638,106	$52,153,400
Accrued expenses and other current liabilities	1,923,559	3,854,944

Total liabilities	$52,561,665	$56,008,344

Equity (deficit)
Common shares ($0.0001 par value; 200,000,000 shares authorized; 102,121,144 and 102,741,977 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	$10,212	$10,274
Additional paid-in capital	344,083,552	350,769,364
Accumulated deficit	(395,183,492)	(418,583,838)
Accumulated other comprehensive income	39,579,661	36,874,260

Total VisionChina Media Inc. shareholders’ deficit	$(11,510,067)	$(30,929,940)

TOTAL LIABILITIES AND EQUITY	$41,051,598	$25,078,404

VISIONCHINA MEDIA INC.

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
STATEMENTS OF OPERATIONS
(Amounts in U.S. Dollars (“US$”), except number of shares)

	Year ended December 31,
	2013	2014	2015

General and administrative expenses	$(4,927,611)	$(2,729,494)	$(1,962,854)
Equity in loss of subsidiaries and variable interest entities	(1,284)	(1)	-
Impairment losses recognised on amounts due from subsidiaries	(19,118,382)	(40,144,181)	(21,437,535)

Operating loss	(24,047,277)	(42,873,676)	(23,400,389)
Other income	-	11,800,000	-
Interest income	79,407	-	43
Interest expense	-	(3,539)	-

Net loss	$(23,967,870)	$(31,077,215)	$(23,400,346)

VISIONCHINA MEDIA INC.

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
STATEMENT OF COMPREHENSIVE INCOME
(Amounts in U.S. Dollars (“US$”), except number of shares)

	Year ended December 31,
	2013	2014	2015

Net loss	$(23,967,870)	$(31,077,215)	$(23,400,346)
Other comprehensive income (loss) net of tax:
Change in cumulative foreign currency translation adjustments	2,536,356	(328,367)	(2,705,401)

Total comprehensive loss	$(21,431,514)	$(31,405,582)	$(26,105,747)

VISIONCHINA MEDIA INC.

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
statements of CHANGES OF shareholders’ equity AND COMPREHENSIVE INCOME (LOSS)
(Amounts in U.S. Dollars (“$”), except number of shares)

					Accumulated
			Additional		other	Total
	Common shares		paid-in	Accumulated	comprehensive	shareholders’
	Number	Amount	capital	deficit	income	equity

Balance at January 1, 2013	101,366,544	$10,137	$342,670,656	$(340,138,407)	$37,371,672	$39,914,058
Restricted shares	194,200	19	(19)	-	-	-
Share-based compensation	-	-	842,290	-	-	842,290
Foreign currency translation adjustment	-	-	-	-	2,536,356	2,536,356
Net loss	-	-	-	(23,967,870)	-	(23,967,870)

Balance at December 31, 2013	101,560,744	$10,156	$343,512,927	$(364,106,277)	$39,908,028	$19,324,834
Restricted shares	560,400	56	(56)	-	-	-
Share-based compensation	-	-	570,681	-	-	570,681
Foreign currency translation adjustment	-	-	-	-	(328,367)	(328,367)
Net loss	-	-	-	(31,077,215)	-	(31,077,215)

Balance at December 31, 2014	102,121,144	$10,212	$344,083,552	$(395,183,492)	$39,579,661	$(11,510,067)
Restricted shares	620,833	62	(62)	-	-	-
Share-based compensation	-	-	183,814	-	-	183,814
Changes in ownership interests in a subsidiary without change of control	-	-	6,502,060	-	-	6,502,060
Foreign currency translation adjustment	-	-	-	-	(2,705,401)	(2,705,401)
Net loss	-	-	-	(23,400,346)	-	(23,400,346)

Balance at December 31, 2015	102,741,977	$10,274	$350,769,364	$(418,583,838)	$36,874,260	$(30,929,940)

VISIONCHINA MEDIA INC.

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
STATEMENTS OF CASH FLOWS
(Amounts in U.S. Dollars (“US$”), except number of shares)

	Year ended December 31,
	2013	2014	2015
Cash flows used in operating activities:
Net loss	$(23,967,870)	$(31,077,215)	$(23,400,346)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	19,163	5,761	1,384
Equity in loss of subsidiaries and variable interest entities	1,284	1	-
Impairment losses recognised on amounts due from subsidiaries	19,118,382	40,144,181	21,437,535
Share-based compensation	842,290	570,681	183,814
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	125,292	63,856	27,710
Amounts due from subsidiaries	(327,047)	(10,529,497)	500,740
Accrued expenses and other current liabilities	2,596,939	(11,104,209)	1,931,385

Net cash (used in) provided by operating activities	(1,591,567)	(11,926,441)	682,222

Cash flows from investing activities:
Restricted cash	1,592,050	11,933,535	-

Net cash provided by investing activities	1,592,050	11,933,535	-

Net increase in cash and cash equivalents	483	7,094	682,222

Cash and cash equivalents at the beginning of the year	296	779	7,873

Cash and cash equivalents at the end of the year	$779	$7,873	$690,095

VISIONCHINA MEDIA INC.

CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
(Amounts in U.S. Dollars (“US$”))

Schedule 1 has been provided pursuant to the requirements of Rules 12-04(a) and 4-08(e)(3) of SEC Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2014 and 2015, approximately $157.3 million and $148.8 million of the registered capital and reserves are not available for distribution, respectively, and as such, the condensed financial information of VisionChina Media Inc. has been presented for the years ended December 31, 2013, 2014 and 2015.

Basis of Presentation

For the purposes of the presentation of the parent company only financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in FASB ASC 323 “Investments in Equity Method and Joint Ventures”. Such investment is presented on the balance sheet as “Investment in subsidiaries and variable interest entities” and 100% of the subsidiaries’ profit or loss as “Equity in loss of subsidiaries and variable interest entities” on the statements of operations.